MASSMUTUAL PREMIER FUNDS

Supplement dated May 9, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Main Street Small/Mid Cap Fund found on page 73 in the section titled Portfolio Managers:

The information for Benjamin Ram is hereby deleted.

Portfolio Managers:

Matthew P. Ziehl is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raman Vardharaj is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raymond Anello is a Vice President of OFI Institutional. He has managed the Fund since April 2011.

The following information replaces similar information for the Small/Mid Cap Opportunities Fund found beginning on page 76 in the section titled Portfolio Managers:

The information for Benjamin Ram is hereby deleted.

Portfolio Managers:

Matthew P. Ziehl is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raman Vardharaj is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raymond Anello is a Vice President of OFI Institutional. He has managed the Fund since April 2011.

The following information supplements the information for OFI Institutional Asset Management, Inc. found beginning on page 111 in the section titled Subadvisers and Portfolio Managers:

Raymond Anello                                                                                                                             is a co-portfolio manager of the Main Street Small/Mid Cap Fund and the Small/Mid Cap Opportunities Fund. Mr. Anello has been a Vice President and portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, he was a portfolio manager of the RS All Cap Dividend product from its inception in July 2007 through April 2009 and served as a sector manager for energy and utilities for various other RS Investments products. Mr. Anello joined Guardian Life Insurance Company in October 1999 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company’s acquisition of an interest in RS Investments. Before joining Guardian, he was an equity portfolio manager/analyst and high-yield analyst for Orion Capital from 1995 to 1998. Mr. Anello served as an assistant portfolio manager at the Garrison Bradford portfolio management firm from 1988 to 1995.

The following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 111 in the section titled Subadvisers and Portfolio Managers:

Benjamin Ram                                                                                                                                 is a co-portfolio manager of the Main Street Fund. Mr. Ram has been a Vice President and portfolio manager of OFI Institutional since May 2009. Prior to joining OFI Institutional, Mr. Ram was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as Portfolio Manager Mid Cap Strategies, Sector Manager Financials at The Guardian Life Insurance Company of America from January 2006 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. He was a financials analyst, from 2003 to 2005, and co-portfolio manager, from 2005 to 2006, at Mercantile Capital Advisers, Inc. Mr. Ram was a bank analyst at Legg Mason Securities from 2000 to 2003 and was a senior financial analyst at the CitiFinancial division of Citigroup, Inc. from 1997 to 2000.

The following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 107 in the section titled Management of the Funds:

MassMutual contracts with the following subadvisers to help manage the Funds. Subject to the oversight of the Trustees, MassMutual has the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-11-03

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Small/Mid Cap Fund

Supplement dated May 9, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Portfolio Managers:

The information for Benjamin Ram is hereby deleted.

Portfolio Managers:

Matthew P. Ziehl is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raman Vardharaj is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raymond Anello is a Vice President of OFI Institutional. He has managed the Fund since April 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Small/Mid Cap Opportunities Fund

Supplement dated May 9, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the section titled Portfolio Managers:

The information for Benjamin Ram is hereby deleted.

Portfolio Managers:

Matthew P. Ziehl is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raman Vardharaj is a Vice President of OFI Institutional. He has managed the Fund since May 2009.

Raymond Anello is a Vice President of OFI Institutional. He has managed the Fund since April 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-02

MASSMUTUAL PREMIER FUNDS

Supplement dated May 9, 2011 to the

Statement of Additional Information dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found on page 78 in the section titled Portfolio Transactions and Brokerage:

The following table discloses, for those Funds that had trades directed to a third party soft dollar broker during the fiscal year ended October 31, 2010, the dollar value of transactions placed by each such Fund with such soft dollar brokers and dealers during the fiscal year ended October 31, 2010 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions

Balanced Fund	$151,608,695	$42,185

Value Fund	$396,208,995	$385,363

Disciplined Value Fund	$694,463,727	$201,388

Enhanced Index Core Equity Fund	$27,245,746	$7,841

Main Street Fund	$193,284,337	$146,378

Capital Appreciation Fund	$782,982,253	$524,308

Disciplined Growth Fund	$416,680,612	$96,002

Discovery Value Fund	$85,727,715	$77,975

Main Street Small/Mid Cap Fund	$209,039,743	$207,805

Small/Mid Cap Opportunities Fund	$223,715,334	$245,140

Global Fund	$136,799,191	$150,771

International Equity Fund	$256,747,113	$302,888

Focused International Fund	$76,872,043	$47,027

Strategic Emerging Markets Fund	$107,349,531	$97,851

The following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 161 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Main Street Small/Mid Cap Fund are Matthew P. Ziehl, Raman Vardharaj, and Raymond Anello.

The following information replaces the information for Benjamin Ram of OFI Institutional Asset Management, Inc. found on page 162 in the section titled Appendix C—Additional Portfolio Manager Information with respect to the Main Street Small/Mid Cap Fund:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Raymond Anello
Registered investment companies**	5	$1,600 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	1	$95 million	0	$0

*	The information provided is as of April 22, 2011.
**	Does not include the Main Street Small/Mid Cap Fund.
***	Does not include personal accounts of the portfolio manager and his family, which are subject to the Code of Ethics.

Ownership of Securities:

As of April 22, 2011, Raymond Anello did not own any shares of the Main Street Small/Mid Cap Fund.

The following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 162 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Small/Mid Cap Opportunities Fund are Matthew P. Ziehl, Raman Vardharaj, and Raymond Anello.

The following information replaces the information for Benjamin Ram of OFI Institutional Asset Management, Inc. found on pages 162-163 in the section titled Appendix C—Additional Portfolio Manager Information with respect to the Small/Mid Cap Opportunities Fund:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Raymond Anello
Registered investment companies**	5	$1,600 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	1	$95 million	0	$0

*	The information provided is as of April 22, 2011
**	Does not include the Small/Mid Cap Opportunities Fund.
***	Does not include personal accounts of the portfolio manager and his family, which are subject to the Code of Ethics.

Ownership of Securities:

As of April 22, 2011, Raymond Anello did not own any shares of the Small/Mid Cap Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-11-01